THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

CLOSED-END FUNDS - 3.6%	Shares	Value
Commodity - 3.6%
Sprott Physical Gold Trust (a)	80,000	$ 2,413,600
Sprott Physical Silver Trust (a)	77,750	1,467,142
Total Closed-End Funds (Cost $4,433,469)		$ 3,880,742

COMMON STOCKS - 91.6%	Shares	Value
Communications - 8.3%
Alphabet, Inc. - Class A	5,700	$ 2,037,009
Alphabet, Inc. - Class C	11,840	4,183,427
Booking Holdings, Inc.	5,500	980,320
Meta Platforms, Inc. - Class A	2,700	1,520,883
Reddit, Inc. - Class A (a)	1,500	260,370
		8,982,009
Consumer Discretionary - 6.1%
Amazon.com, Inc. (a)	12,500	2,979,250
General Motors Company	2,500	192,700
Home Depot, Inc. (The)	3,000	1,058,040
Lowe's Companies, Inc.	2,000	440,980
McDonald's Corporation	4,000	1,081,240
Tesla, Inc. (a)	2,200	925,320
		6,677,530
Consumer Staples - 3.7%
Coca-Cola Company (The)	4,500	365,715
Procter & Gamble Company (The)	4,000	586,560
Walmart, Inc.	27,500	3,114,650
		4,066,925
Energy - 3.3%
Cheniere Energy, Inc.	4,000	956,040
Chevron Corporation	4,000	663,040
ONEOK, Inc.	10,000	869,400
Phillips 66	6,400	1,081,920
		3,570,400
Financials - 12.3%
Aflac, Inc.	12,000	1,407,000
Ares Management Corporation - Class A	4,000	445,240
Banco Bilbao Vizcaya Argentaria S.A. - ADR	10,000	250,600

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.6% (Continued)	Shares	Value
Financials - 12.3% (Continued)
Bank of New York Mellon Corporation (The)	5,500	$ 795,355
Blackstone, Inc.	9,000	1,059,030
Brookfield Corporation	40,500	1,724,895
Citigroup, Inc.	2,000	279,920
CME Group, Inc.	3,500	772,905
Goldman Sachs Group, Inc. (The)	1,350	1,365,350
JPMorgan Chase & Company	16,000	5,237,280
		13,337,575
Health Care - 6.7%
Abbott Laboratories	9,500	862,030
AbbVie, Inc.	11,500	2,893,860
Bio-Techne Corporation	15,000	1,059,750
CRISPR Therapeutics AG (a)	7,000	381,780
Eli Lilly & Company	700	839,601
GE HealthCare Technologies, Inc.	7,000	448,070
Merck & Company, Inc.	2,500	321,250
Thermo Fisher Scientific, Inc.	900	451,224
		7,257,565
Industrials - 15.9%
Argan, Inc.	1,000	798,550
Eaton Corporation plc	2,500	1,065,300
Emerson Electric Company	4,500	644,175
GE Vernova, Inc.	1,000	1,174,860
General Dynamics Corporation	3,700	1,310,688
General Electric Company	4,000	1,494,920
Honeywell Aerospace, Inc. (a)	1,000	221,080
Honeywell International, Inc.	1,000	223,900
Lockheed Martin Corporation	2,000	1,018,920
MasTec, Inc. (a)	1,400	582,484
Parker-Hannifin Corporation	1,425	1,393,821
Quanta Services, Inc.	4,000	2,880,160
RTX Corporation	14,000	2,656,220
TE Connectivity plc	9,000	1,814,490
		17,279,568
Materials - 2.8%
Cameco Corporation	4,000	407,440
Freeport-McMoRan, Inc.	25,000	1,572,250
Linde plc	1,200	622,728
Nucor Corporation	1,600	356,400
Solstice Advanced Materials, Inc.	1,275	112,965
		3,071,783

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.6% (Continued)	Shares	Value
Real Estate - 1.2%
Mid-America Apartment Communities, Inc.	9,500	$ 1,319,930

Technology - 29.7%
Apple, Inc.	6,500	1,880,840
ASML Holding N.V.	1,000	1,989,440
Broadcom, Inc.	1,500	566,625
International Business Machines Corporation	2,350	660,843
Mastercard, Inc. - Class A	2,000	1,027,200
Micron Technology, Inc.	3,950	4,559,446
Microsoft Corporation	7,000	2,611,140
NVIDIA Corporation	76,800	15,366,912
Palantir Technologies, Inc. - Class A (a)	6,000	700,020
QUALCOMM, Inc.	2,000	369,580
Synopsys, Inc. (a)	200	89,214
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,300	1,098,411
Texas Instruments, Inc.	4,500	1,341,315
		32,260,986
Utilities - 1.6%
Constellation Energy Corporation	1,400	347,718
Southern Company (The)	1,500	143,565
WEC Energy Group, Inc.	11,000	1,284,470
		1,775,753

Total Common Stocks (Cost $28,414,091)		$ 99,600,024

EXCHANGE-TRADED FUNDS - 4.5%	Shares	Value
Invesco S&P 500® Equal Weight ETF	11,000	$ 2,340,470
iShares MSCI South Korea ETF	6,500	1,312,350
JPMorgan BetaBuilders Japan ETF	9,500	715,445
Schwab Crypto Thematic ETF	8,000	559,600
Total Exchange-Traded Funds (Cost $3,517,174)		$ 4,927,865

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.53% (b) (Cost $2,318,771)	2,318,771	$ 2,318,771

Total Investments at Value - 101.8% (Cost $38,683,505)		$ 110,727,402

Liabilities in Excess of Other Assets - (1.8%)		(1,976,945)

Net Assets - 100.0%		$ 108,750,457

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

CLOSED-END FUNDS - 3.3%	Shares	Value
Commodity - 3.3%
Sprott Physical Gold Trust (a)	68,500	$ 2,066,645
Sprott Physical Silver Trust (a)	56,000	1,056,720
Total Closed-End Funds (Cost $3,610,171)		$ 3,123,365

COMMON STOCKS - 82.1%	Shares	Value
Consumer Discretionary - 3.6%
Dick's Sporting Goods, Inc.	1,700	$ 385,577
Gildan Activewear, Inc.	10,000	516,000
Service Corporation International	13,000	987,480
Tesla, Inc. (a)	1,000	420,600
Toll Brothers, Inc.	3,000	494,250
Viking Holdings Ltd. (a)	5,000	523,350
		3,327,257
Consumer Staples - 1.5%
Celsius Holdings, Inc. (a)	8,000	234,240
Church & Dwight Company, Inc.	9,000	871,920
Kroger Company (The)	5,600	310,968
		1,417,128
Energy - 3.0%
Cheniere Energy, Inc.	750	179,258
ConocoPhillips	6,375	662,745
ONEOK, Inc.	11,000	956,340
Targa Resources Corporation	3,700	992,118
		2,790,461
Financials - 13.7%
Ares Management Corporation - Class A	7,200	801,432
Arthur J. Gallagher & Company	6,000	1,377,420
Banco Bilbao Vizcaya Argentaria S.A. - ADR	10,000	250,600
Bank of New York Mellon Corporation (The)	1,500	216,915
Berkley (W.R.) Corporation	25,143	1,773,336
Brown & Brown, Inc.	10,000	641,500
CME Group, Inc.	6,000	1,324,980
Dave, Inc. - Class A (a)	2,000	745,180
Intercontinental Exchange, Inc.	9,000	1,107,990
Morgan Stanley	9,565	1,999,467
Nasdaq, Inc.	22,000	1,734,040

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.1% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Old Republic International Corporation	20,000	$ 818,400
		12,791,260
Health Care - 6.3%
Bio-Techne Corporation	15,000	1,059,750
Charles River Laboratories International, Inc. (a)	3,000	680,370
Chemed Corporation	2,000	931,480
GE HealthCare Technologies, Inc.	5,000	320,050
Illumina, Inc. (a)	2,000	351,660
Labcorp Holdings, Inc.	4,000	1,120,000
Penumbra, Inc. (a)	1,500	473,625
ResMed, Inc.	1,200	233,856
Waters Corporation (a)	2,000	750,080
		5,920,871
Industrials - 20.0%
AeroVironment, Inc. (a)	2,000	330,140
Argan, Inc.	3,750	2,994,562
ATI, Inc. (a)	2,200	433,620
Construction Partners, Inc. - Class A (a)	1,650	195,970
Donaldson Company, Inc.	12,000	1,077,240
Expeditors International of Washington, Inc.	8,000	1,303,840
Fastenal Company	25,500	1,224,765
GE Vernova, Inc.	500	587,430
Generac Holdings, Inc. (a)	2,800	819,868
Graco, Inc.	11,000	831,710
Jacobs Solutions, Inc.	8,000	1,008,000
Kratos Defense & Security Solutions, Inc. (a)	2,300	114,678
L3Harris Technologies, Inc.	5,250	1,525,598
MasTec, Inc. (a)	3,000	1,248,180
MSC Industrial Direct Company, Inc. - Class A	5,000	594,750
Pentair plc	3,200	245,312
RBC Bearings, Inc. (a)	400	257,624
Waste Connections, Inc.	10,500	1,750,245
Woodward, Inc.	5,000	2,127,200
		18,670,732
Materials - 5.8%
Cameco Corporation	7,000	713,020
Martin Marietta Materials, Inc.	1,500	865,050
Packaging Corporation of America	5,000	1,191,400
Ramaco Resources, Inc. - Class B	1,143	9,769
SSR Mining, Inc. (a)	7,800	220,584
Steel Dynamics, Inc.	9,000	2,065,140

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.1% (Continued)	Shares	Value
Materials - 5.8% (Continued)
Valvoline, Inc. (a)	10,236	$ 404,731
		5,469,694
Real Estate - 2.4%
Digital Realty Trust, Inc.	2,200	395,076
Mid-America Apartment Communities, Inc.	13,300	1,847,902
		2,242,978
Technology - 25.1%
Advanced Micro Devices, Inc. (a)	1,964	1,140,907
Amentum Holdings, Inc. (a)	12,990	268,503
Analog Devices, Inc.	3,671	1,458,011
Arrow Electronics, Inc. (a)	8,000	1,707,280
Broadridge Financial Solutions, Inc.	3,500	479,325
InterDigital, Inc.	1,400	396,382
Lam Research Corporation	11,750	5,091,628
Micron Technology, Inc.	1,000	1,154,290
Nebius Group N.V. - Class A (a)	8,000	2,209,360
NVIDIA Corporation	42,200	8,443,798
Palantir Technologies, Inc. - Class A (a)	8,000	933,360
Rigetti Computing, Inc. (a)	4,000	77,280
Synopsys, Inc. (a)	400	178,428
		23,538,552
Utilities - 0.7%
Constellation Energy Corporation	1,500	372,555
NextEra Energy, Inc.	2,000	175,540
NRG Energy, Inc.	800	116,848
		664,943

Total Common Stocks (Cost $19,238,641)		$ 76,833,876

EXCHANGE-TRADED FUNDS - 10.8%	Shares	Value
Global X Dax Germany ETF	9,700	$ 428,430
iShares Core S&P Mid-Cap ETF	50,000	3,855,500
iShares MSCI South Korea ETF	5,500	1,110,450
JPMorgan BetaBuilders Japan ETF	6,300	474,453
Schwab Crypto Thematic ETF	9,500	664,525
State Street SPDR S&P MidCap 400® ETF Trust	5,150	3,622,201
Total Exchange-Traded Funds (Cost $7,326,917)		$ 10,155,559

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.53% (b) (Cost $3,891,700)	3,891,700	$ 3,891,700

Total Investments at Value - 100.4% (Cost $34,067,429)		$ 94,004,500

Liabilities in Excess of Other Assets - (0.4%)		(381,067)

Net Assets - 100.0%		$ 93,623,433

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.